Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Share-based compensation expenses	¥ 3,694,955	¥ 3,659,989	¥ 2,780,062
Cost of revenues
Share-based compensation
Share-based compensation expenses	82,243	71,983	27,513
Fulfillment
Share-based compensation
Share-based compensation expenses	440,167	418,895	425,706
Marketing
Share-based compensation
Share-based compensation expenses	258,860	190,499	135,749
Research and development
Share-based compensation
Share-based compensation expenses	1,340,317	1,162,579	670,612
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 1,573,368	¥ 1,816,033	¥ 1,520,482